December 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sound Shore Fund, Inc. (the “Company”)
File Nos. 002-96141; 811-04244
CIK: 0000764157

Dear Ladies and Gentlemen:

On behalf of the Company, pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, we certify that the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 43 to the Company’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on December 9, 2013.

Questions related to this filing may be directed to my attention at (203)-629-1980.

Best regards,

/s/ Lowell E. Haims
Lowell E. Haims
Secretary to the Company